Marketable Securities (Details Narrative)		1 Months Ended	12 Months Ended
	Dec. 09, 2021 shares	Jan. 19, 2021 shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 $ / shares
Reserve Quantities [Line Items]
Number of common stock issued	13,166,400	2,031,784
Plant Based Investment Corp [Member]
Reserve Quantities [Line Items]
Number of common stock received			2,362,204
Number of common stock issued			15,000,000
Share Price | $ / shares				$ 0.635
Fair value of shares | $			$ 848,011
Fair value of PBIC shares			585,035
Unrealized loss on shares | $			$ 263,483
Foreign currency translation gain | $			$ 507